Shareholder Fees - FidelityMidCapGrowthMidCapValueSmallCapGrowthSmallCapValueIndexFunds-ComboPRO	Aug. 29, 2023 USD ($)
FidelityMidCapGrowthMidCapValueSmallCapGrowthSmallCapValueIndexFunds-ComboPRO | Fidelity Small Cap Growth Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none